INCOME TAXES (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount			$ 6,143	$ 15,458	$ 48,444
Undistributed Earnings of Domestic Subsidiaries			7,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Domestic Subsidiaries			500
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	14.00%	40.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount	$ 600
Domestic Tax Authority [Member]
Operating Loss Carryforwards			193,400
Tax Credit Carryforward, Amount			$ 400
Operating Loss Carryforward Expiration Period			begin to expire in 2026
Tax Credit Carryforward Expiration Period			expiring beginning in 2021